TRADE AND OTHER RECEIVABLES (Schedule of Trade and Other Receivables) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Trade and other current receivables [abstract]
Trade receivables, net of impairment losses	$ 17,754	$ 21,318
Prepayments	576	807
Contract assets	2,317	1,894
Value added tax	59	63
Finance lease receivables	281	359
Total and other receivables	$ 20,987	$ 24,441